Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

These unaudited condensed consolidated financial statements were approved by management and available for issuance on December 19, 2025, and the Company has evaluated subsequent events through this date. The Company did not identify any subsequent events except those disclosed above that would have required adjustment or disclosure in the financial statements.